Current Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
CURRENT TAX ASSETS AND LIABILITIES
Summary of Current Tax Assets and Liabilities

The detail of current tax assets and liabilities as of December 31, 2019 and 2018, is as follows:

	As of December 31,
	2019	2018
Tax Receivables	ThCh$	ThCh$
Monthly provisional tax payments	38,896,220	52,950,410
Tax credit for absorbed profits	85,708,128	46,343,265
Tax credit for training expenses	2,668,941	470,142
Total	127,273,289	99,763,817

The details of accounts payable associated with current taxes as of December 31, 2019 and 2018 are as follows:

	As of December 31,
	2019	2018
Tax Payables	ThCh$	ThCh$
Income tax	17,995,833	17,677,920
Total	17,995,833	17,677,920